Pension Plans and Similar Obligations	12 Months Ended
Dec. 31, 2020
Pension Plans and Similar Obligations
Pension Plans and Similar Obligations

(B.4) Pension Plans and Similar Obligations

y Defined Contribution Plans

Amounts for domestic and foreign defined contribution plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. In Germany and some other countries, we make contributions to public pension schemes that are operated by national or local government or similar institutions. Expenses for such local state pension plans are recognized as short-term employee benefits, that is, social security expenses.

y Defined Benefit Pension Plans

The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Total Expense of Pension Plans
€ millions	2020	2019	2018
Defined contribution plans	326	314	280
Defined benefit pension plans	93	55	50
Pension expenses	419	369	330

Defined Benefit Plans

Present Value of the Defined Benefit Obligations (DBO) and the Fair Value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Foreign Post-Employment		Total
					Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Present value of the DBO	1,127	1,026	616	533	189	156	1,932	1,715
Fair value of the plan assets	1,112	1,009	506	411	73	65	1,691	1,485
Net defined benefit liability (asset)	15	17	110	122	116	91	241	230
Net defined benefit liability (asset) as % of:
/ Non-current other financial assets	0	0	0	0	0	0	0	0
/ Non-current provisions	4	5	31	37	32	27	66	70

Of the present value of the DBO of our domestic plans, €1,054 million (2019: €951 million) relate to plans that provide for lump-sum payments not based on final salary; of the present value of the DBO of our foreign plans, €479 million (2019: €459 million) relate to plans that provide for annuity payments not based on final salary.

The following significant weighted average assumptions were used for the actuarial valuation of our domestic and foreign pension liabilities as well as other post-employment benefit obligations as at the respective measurement date:

Significant Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate	0.9	0.8	2.3	0.4	0.3	1.0	3.0	3.7	4.2

The sensitivity analysis table below shows how the present value of all defined benefit obligations would have been influenced by reasonably possible changes to significant actuarial assumptions. The sensitivity analysis considers change in discount rate assumptions, holding all other actuarial assumptions constant.

Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,066	968	836	573	495	391	185	154	126	1,824	1,617	1,353
Discount rate was 50 basis points lower	1,195	1,090	940	663	576	450	204	159	141	2,062	1,825	1,531

Investments in Plan Assets

Our investment strategy on domestic benefit plans is to invest all contributions in stable insurance policies.

Our investment strategies for foreign benefit plans vary according to the conditions in the country in which the respective benefit plans are situated. We have adopted a long-term investment horizon for all major foreign benefit plans. Although our policy is to invest in a risk-diversified portfolio consisting of a mix of assets, both the defined benefit obligation and plan assets can fluctuate over time, which exposes the Group to actuarial and market (investment) risks. Depending on the statutory requirements in each country, it might be necessary to reduce any underfunding by addition of liquid assets.

Plan Asset Allocation

€ millions	2020		2019
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	485	1,207	445	1,040
Thereof: Asset category
Equity investments	149	0	137	0
Corporate bonds	151	0	156	0
Insurance policies	7	1,207	6	1,040

Our expected contribution in 2021 to our domestic and foreign defined benefit pension plans is immaterial. The weighted duration of our defined benefit plans amounted to 12 years as at December 31, 2020, and 13 years as at December 31, 2019.

Total future benefit payments from our defined benefit plans as at December 31, 2020, are expected to be €1,969 million (2019: €1,831 million). Of this amount, 77% (2019: 77%) has maturities of over five years, and 64% (2019: 61%) relates to domestic plans.